Product Revenue Reserve and Allowance (Imported)	12 Months Ended
Dec. 31, 2021
Gelesis
Product Revenue Reserve and Allowance
5.	Product Revenue Reserve and Allowance

The Company sells the Product principally to a limited number of customers consisting of telemedicine and online pharmacies, that in turn resell the Product to end-user patients and healthcare providers. Patients are required to have a prescription in order to purchase the Product in the US.

Roman Health Pharmacy LLC

In August 2019, the Company entered into a two-year exclusive supply and distribution agreement with Roman Health Pharmacy LLC (“Ro”), giving Ro exclusive distributor rights to sell the Product via telehealth platforms in the United States. Ro submits purchase orders as needed to Cardinal Health, the Company’s third-party logistics distribution agent for commercial sales of the Product, and Cardinal Health ships to Ro. Pursuant to the terms of the 2019 agreement, the Company retained control of the Product until Ro received an end-user purchase order and prepared the Product for shipment to Ro patients, at which time control passes to Ro. The Company began shipping products to Ro in May 2020. The Company recognized revenue based on units shipped by Ro to end-users.

In January 2021, the Company and Ro amended and restated its customer agreement. Pursuant to the amended and restated agreement, the Company received $10.0 million of cash as a pre-buy commitment for Product which was recorded to current deferred income in the accompanying consolidated balance sheets. Additionally, the amended and restated agreement ended the consignment arrangement with Ro and the Company no longer retains control of any units shipped to Ro under the amended terms. Henceforth, all products shipped to Ro are immediately recognized as revenue upon the transfer of physical control.

In July 2021, the Company and Ro entered into a second amended and restatement agreement, under which the Company received $30.0 million of cash as a second pre-buy commitment for the Product, which was recorded to current deferred income in the accompanying consolidated balance sheets. Additionally, the Company extended Ro’s exclusive period by approximately one year through July 1, 2023. Upon expiration of the exclusive period as amended, the exclusive right and license under the agreement shall automatically convert to non-exclusive for the remainder of term of the agreement unless further extended. The agreement may be terminated by mutual agreement after the exclusive period expired.

During the years ended December 31, 2021 and 2020, the Company recognized $9.7 million and $2.5 million, respectively, of product revenue, net, in the accompanying consolidated statements of operations with respect to Ro. The Company recorded a deferred income balance of $31.0 million at December 31, 2021 and an accounts receivable balance of $0.6 million at December 31, 2020 with respect to Ro in the accompanying consolidated balance sheets.

GoGoMeds

In February 2020, the Company entered into a two-year exclusive distribution agreement with GoGoMeds (“GGM”), giving GGM exclusive distributor rights to all online and mail orders generated in the United States, except those via telehealth. GGM submits purchase orders as needed to Cardinal Health and Cardinal Health ships to GGM. Once GGM has accepted the delivered Product, GGM takes control of the Product and the Company is entitled to payment. The Company began shipping products to GGM in May 2020. The Company recognizes revenue based on units shipped to GGM and upon transfer of physical control. During the years ended December 31, 2021 and 2020, the Company recognized $1.5 million and $0.1 million, respectively, of product revenue, net, in the accompanying consolidated statements of operations with respect to GGM. At December 31, 2021 and December 31, 2020, the Company recorded an accounts receivable balance of $0.8 million and $0.1 million, respectively, prior to reserves and allowances, in the accompanying consolidated balance sheets with respect to GGM.

CMS Bridging DMCC

In June 2020, the Company and CMS Bridging DMCC (“CMS”) entered into a set of licensing, collaboration, and investing agreements (“CMS Agreements”) involving the license of the Company’s intellectual property (“IP”) to CMS in Singapore and Greater China (the “CMS Territory”) and governing the supply of product from the Company to CMS for sale in the CMS Territory, together with an agreement for CMS to invest in the Company’s Series Growth 3 & 4 Preferred Shares.

Under the terms of the CMS Agreement, the Company granted CMS an exclusive, transferable, sub-licensable, and royalty-bearing license of the Company’s IP to develop, import, register, manufacture, and commercialize the Product, whether through online sales channels or offline sales channels during the term of the agreement. The agreement can be terminated earlier by mutual agreement of the parties. In accordance with the CMS Agreement, all legal and beneficial ownership of (i) all IP rights relating to the Products (including any data generated from the use of the Products and other improvements) and (ii) all of the information provided or generated under the agreement or otherwise related to the Products shall both ultimately belong to and remain vested with the Company. CMS must purchase the Product from the Company at a markup of the Company’s cost of goods sold.

As consideration for the rights and licenses granted by the Company to CMS under the agreement, CMS paid the Company a one-time, non-refundable and non-creditable upfront fee of $15.0 million and is required to pay a one-time, non-refundable, and non-creditable milestone payment of $5.0 million within thirty days after the earlier of (i) the approval of marketing authorization as a prescription product by the Product by National Medical Products Administration, and (ii) the fifth anniversary of the agreement’s effective date. The CMS Agreement also contains commercial milestones due to the Company based on the achievement of annual net product revenue thresholds in the CMS Territory. Additionally, CMS shall pay the Company royalties on net sales of all products in the CMS Territory commencing January 1, 2022 through the expiration date of the agreement.

The Company determined the only performance obligation that exists is the licensing of the Product in the CMS Territory. The transactions price consisted of the $15.0 million upfront payment and the discounted time-based milestone of $3.7 million with the difference of $1.3 million accreted as interest income over five years with the remaining balance being accreted in full upon the approval of the marketing authorization as a prescription product if achieved prior to the end of the five years. The IP license granted to CMS represents a right to use the IP and therefore is recognized at a point in time, which was determined to be the effective date of the agreements. As such, the Company recognized revenue in the amount of $18.7 million during the year ended December 31, 2020, which is included under license and collaboration revenue in the accompanying consolidated statements of operations. At December 31, 2021 and December 31, 2020, the discounted time-based milestone had a balance of $4.1 million and $3.9 million, respectively, included in other assets in the accompanying consolidated balance sheets. The royalties and other commercial milestones will only be recognized in the periods in which the applicable subsequent sales occur.

Total Product Revenue, net and Reserves

During the years ended December 31, 2021 and 2020, the Company recognized $11.2 million and $2.7 million, respectively, of product revenue, net in the accompanying consolidated statements of operations. At December 31, 2021 and December 31, 2020, the Company had accounts receivable of $0.7 million and $0.8 million, respectively, prior to reserves and allowances. The following table summarizes the activity in the product revenue reserve and allowance for the years ended December 31, 2021 and 2020 (in thousands):

Product Revenue Reserves
Balance at December 31, 2019	$—
Provision related to product sales	980
Credits and payments made	(966)
Balance at December 31, 2020	14
Provision related to product sales	522
Credits and payments made	(454)
Balance at December 31, 2021	$82

At December 31, 2021 and 2020, product related reserve and allowances comprised solely contractual adjustments owed to the Company’s telehealth and online pharmacy partners, which were netted to accounts receivable in the Company’s consolidated balance sheets for the year. Through December 31, 2021, there had been no product related reserves or allowances owed to other parties, including the federal and state governments or their agencies.